Commitments and contingencies (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Maturity schedule for contractual commitments [Abstract]
Assets pledged under mortgages and overdraft facilities	$ 4,953,400,000	$ 3,442,600,000
Guarantor Obligations [Line Items]
Maximum potential future payment	885,500,000	633,400,000
Guarantees to customers of the Company's own performance [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	370,000,000	530,000,000
Guarantee in favor of banks [Member]
Guarantor Obligations [Line Items]
Maximum potential future payment	515,500,000	103,400,000
West Capricorn
Maturity schedule for contractual commitments [Abstract]
Contractual commitments	$ 0	$ 0